Convertible Notes (Details) - USD ($)			6 Months Ended	12 Months Ended
	Feb. 07, 2025	Dec. 16, 2024	Jun. 30, 2025	Dec. 31, 2024
Convertible Notes [Line Items]
Convertible note	$ 20,000,000	$ 12,000,000
Interest fixed rate percentage			4.00%
Fair value of embedded derivatives			$ 776,570	$ 609,320
OSN Streaming Limited [Member]
Convertible Notes [Line Items]
Convertible note		$ 12,000,000
Price per share (in Dollars per share)		$ 0.001
Interest fixed rate percentage			11.00%
Convertible Note [Member]
Convertible Notes [Line Items]
Convertible note	$ 32,000,000
Convertible Note [Member] | OSN Streaming Limited [Member]
Convertible Notes [Line Items]
Convertible note		$ 33,000,000